Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Schedule of Operating Lease Requiring Annual Minimum Lease Payments

At December 31, 2013, the Company has commitments under long-term operating leases requiring annual minimum lease payments as follows:

Years Ending December 31,
2014	$14,403
2015	14,415
2016	13,523
2017	13,520
2018	13,356
Thereafter	311,238

Total	$380,455